Loans and Allowance for Credit Losses, Loans Outstanding (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Deferred Income	$ 3,800		$ 4,500
Loans	916,559	[1]	862,551	[1]		$ 822,286	$ 798,351	$ 769,631
Unfunded Credit Commitments, Consumer Mortgage First and Junior Lines of Credit Portfolio	67,700
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	456,583		414,826			377,090	359,814	344,709
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	299,892		271,795			235,358	223,703	205,824
Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	122,160		111,996			112,427	106,392	106,028
Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	22,164		18,728			16,934	16,983	19,470
Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	12,367		12,307			12,371	12,736	13,387
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	459,976		447,725			445,196	438,537	424,922
Real estate 1-4 family first mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	273,869		265,386			258,507	249,912	229,408
Real estate 1-4 family junior lien mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	53,004		59,717			65,950	75,503	86,041
Credit Card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	34,039		31,119			26,882	24,651	22,905
Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	59,966		55,740			50,808	45,998	43,508
Other revolving credit and installment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39,098		35,763			43,049	42,473	43,060
Consumer Mortgage First and Junior Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans And Leases Receivable, Gross, Consumer Mortgage First and Junior Lines of Credit	63,600
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount in Amortization Period	$ 9,600
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage in Amortization Period	15.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period In Next Two Years	$ 11,300
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period In Next Two Years	18.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period In Two To Four Years	$ 6,800
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period In Two To Four Years	11.00%
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount to Enter Amortization Period After Four Years	$ 35,900
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage to Enter Amortization Period After Four Years	56.00%
Consumer Mortgage First and Junior Lines of Credit, Amortization Period [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount Thirty or More Days Past Due	$ 506
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage Thirty or More Days Past Due	5.00%
Consumer Mortgage First and Junior Lines of Credit, Draw Period [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Amount Thirty or More Days Past Due	$ 937
Loans and Leases Receivable, Consumer Mortgage First and Junior Lines of Credit, Percentage Thirty or More Days Past Due	2.00%
Geographic Distribution, Foreign [Member] | Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 58,117		50,037			47,400	37,591	39,019
Geographic Distribution, Foreign [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	49,049		44,707			41,547	37,148	38,609
Geographic Distribution, Foreign [Member] | Commercial Real Estate Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	8,350		4,776			5,328	52	53
Geographic Distribution, Foreign [Member] | Commercial Real Estate Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	444		218			187	79	88
Geographic Distribution, Foreign [Member] | Lease Financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 274		$ 336			$ 338	$ 312	$ 269
Product Concentration Risk [Member] | Loans And Leases Receivable [Member] | Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	10.00%		10.00%
Acquired Consumer Mortgage Loan Portfolio [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	2.00%				10.00%
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 326,873		$ 325,103
Residential Mortgage [Member] | Interest-only Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	9.00%		12.00%
CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	13.00%		13.00%
California, Larger Metropolitan Areas [Member] | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage, Threshold	5.00%		4.00%
Financing Receivable Acquired With Deteriorated Credit Quality [Member] | CALIFORNIA | Residential Mortgage [Member] | Real Estate 1-4 Family Mortgage Loans [Member] | Loans And Leases Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration risk, percentage	2.00%		2.00%
Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period, Low Range	10 years
Financing Receivable, Draw Period, Mid Range	15 years
Financing Receivable, Draw Period, High Range	20 years
Financing Receivable, Draw Period Repayment Option, Percentage Of Total Outstanding Balance	1.50%
Minimum [Member] | Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	3 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	5 years
Minimum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	3 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	5 years
Maximum [Member] | Junior Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	7 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	30 years
Financing Receivable, End Of Draw Period Repayment Option, Repayment Terms, Period	30 years
Maximum [Member] | First Lien Line Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Draw Period Repayment Option, Interest-Only Payments, Fixed Period	7 years
Financing Receivable, Draw Period Repayment Option, Fully Amortizing Payment Fixed Period	30 years
Financing Receivable, End Of Draw Period Repayment Option, Repayment Terms, Period	30 years

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.